INCOME TAXES - Reconciliation of Luxembourg Statutory Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Income Tax Provision to the Luxembourg income tax rate
Statutory tax rate	24.94%	24.94%
Change in valuation allowance	130.03%	(29.79%)
State tax expense	(3.87%)	(1.25%)
Tax credits	0.36%	0.10%
Uncertain tax positions	11.82%	(2.94%)
Income tax rate change	0.00%	(2.40%)
Tax rate differences on foreign earnings	6.46%	(6.62%)
Tax Exempt Income	(145.91%)	0.00%
Other	(2.70%)	3.04%
Effective tax rate	21.14%	(14.92%)